UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022

13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Philippe Laffont
Title:    Managing Member
Phone:    (212) 715-5100

Signature, Place and Date of Signing:


/s/Philippe Laffont               New York, NY                  August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:   $1,639,628
                                          (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-12788                Coatue Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                            June 30, 2009

COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6        COL 7        COLUMN 8

                                                          VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)  PRN AMT    PRN CALL  DISCRETION      MNGRS  SOLE       SHR NONE
--------------                --------------   -----      -------  -------    --- ----  ----------      -----  ----       --- ----
AMERICAN SUPERCONDUCTOR CORP  COM             030111108   17,524      667,567 SH        Shared-Defined  1         667,567
APPLE INC                     COM             037833100  217,014    1,523,651 SH        Shared-Defined  1       1,523,651
BAIDU INC                     SPON ADR REP A  056752108  158,583      526,696 SH        Shared-Defined  1         526,696
BANKRATE INC                  COM             06646V108   32,040    1,269,426 SH        Shared-Defined  1       1,269,426
CITRIX SYS INC                COM             177376100   80,776    2,532,945 SH        Shared-Defined  1       2,532,945
CREE INC                      COM             225447101   14,700      500,000 SH        Shared-Defined  1         500,000
E TRADE FINANCIAL CORP        COM             269246104   19,356   15,005,000 SH        Shared-Defined  1      15,005,000
EASTMAN KODAK CO              COM             277461109   16,706    5,643,856 SH        Shared-Defined  1       5,643,856
EQUINIX INC                   COM NEW         29444U502   92,277    1,268,593 SH        Shared-Defined  1       1,268,593
GOOGLE INC                    CL A            38259P508   98,145      232,798 SH        Shared-Defined  1         232,798
JUNIPER NETWORKS INC          COM             48203R104   23,089      978,349 SH        Shared-Defined  1         978,349
LEVEL 3 COMMUNICATIONS INC    COM             52729N100    4,493    2,975,450 SH        Shared-Defined  1       2,975,450
MICROSOFT CORP                COM             594918104   38,531    1,620,988 SH        Shared-Defined  1       1,620,988
NETEASE COM INC               SPONSORED ADR   64110W102   53,069    1,508,488 SH        Shared-Defined  1       1,508,488
NUTRI SYS INC NEW             COM             67069D108    3,263      225,000 SH        Shared-Defined  1         225,000
RAYMOND JAMES FINANCIAL INC   COM             754730109    4,303      250,000 SH        Shared-Defined  1         250,000
RESEARCH IN MOTION LTD        COM             760975102  212,193    2,984,851 SH        Shared-Defined  1       2,984,851
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103   40,622    3,000,138 SH        Shared-Defined  1       3,000,138
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR   81941Q203   15,990      305,495 SH        Shared-Defined  1         305,495
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108    2,907      796,514 SH        Shared-Defined  1         796,514
SOHU COM INC                  COM             83408W103  174,358    2,775,073 SH        Shared-Defined  1       2,775,073
STEC INC                      COM             784774101   21,101      909,934 SH        Shared-Defined  1         909,934
SYMANTEC CORP                 COM             871503108   18,540    1,190,000 SH        Shared-Defined  1       1,190,000
SYNAPTICS INC                 COM             87157D109   23,190      600,000 SH        Shared-Defined  1         600,000
SYNOPSYS INC                  COM             871607107   48,318    2,476,577 SH        Shared-Defined  1       2,476,577
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100   46,223    4,912,142 SH        Shared-Defined  1       4,912,142
TD AMERITRADE HLDG CORP       COM             87236Y108   96,763    5,513,569 SH        Shared-Defined  1       5,513,569
TECHTARGET INC                COM             87874R100    3,438      859,544 SH        Shared-Defined  1         859,544
UTSTARCOM INC                 COM             918076100    1,926    1,181,844 SH        Shared-Defined  1       1,181,844
VISA INC                      COM CL A        92826C839   60,191      966,762 SH        Shared-Defined  1         966,762

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